Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Fair value of contingent consideration
Year ended June 30,	Amount

2021	$111,000
2022	95,000
2023	82,000
2024	70,000

$358,000